Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

Qingdao Oranda Supply Chain Management Co., Ltd. Acquisition

In January 2024, the Group acquired a 51% stake in Qingdao Oranda Supply Chain Management Co., Ltd. (“Oranda”), a company based in Qingdao, Shandong. Oranda is known for its competitive pricing and utilization of ship-owner resources, offering comprehensive logistics services including cargo identification, transportation, warehousing, customs clearance, and insurance. The purchase price is contingent on Oranda’s performance, with a mix of cash and the Group’s Class A ordinary shares to be paid in 2027, based on Oranda’s average net profit until December 31, 2026.

Shenzhen Jiniu International Logistics Co., Ltd. Acquisition

In January 2024, the Group acquired a 51% stake in Shenzhen Jiniu International Logistics Co., Ltd. (“Jiniu”), located in Shenzhen. Specializing in supply chain management and logistics services, particularly for the Middle East trade lane, Jiniu offers a range of services from cargo transportation to technology export. The final purchase price will be determined by Jiniu’s performance and paid in a combination of cash and the Group’s Class A ordinary shares in 2027, based on Jiniu’s average net profit until the end of 2026.

HK(FASTFLY)International Logistics Co.,Limited Acquisition

In April 2024, the Group acquired a 51% stake in HK(FASTFLY)International Logistics Co.,Limited (“FASTFLY”) with no consideration. Jiniu’s 49% shareholder acquired 49% of FASTFLY with no consideration. FASTFLY will deal with overseas orders for Jiniu.

Third Party Loans

In January 2024, the Group signed a loan agreement with a third party in order to facilitate the equipment sales business. According to the loan agreement, the third party is entitled to borrow up to RMB21 million (US$ 2,964,971) with an annual interest rate of 4.5% by April 30, 2024. During the loan agreement period, RMB20.5 million (US$ 2,894,376) was borrowed and the full amount was repaid in April 2024.

Shareholder Loans

From January to early April 2024, four shareholders of the Group provided loans in total amount of RMB13,935,734 (US$1,967,574). All loans are due in 18 months with 6% interest.